Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2020
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES FIXED INCOME SECURITIES INC
CIK	dei_EntityCentralIndexKey	0000879569
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jan. 27, 2021
Effective Date	dei_DocumentEffectiveDate	Jan. 28, 2021
Prospectus Date	rr_ProspectusDate	Jan. 31, 2021
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Strategic Income Fund | A
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STIAX
Federated Hermes Strategic Income Fund | B
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SINBX
Federated Hermes Strategic Income Fund | C
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SINCX
Federated Hermes Strategic Income Fund | F
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STFSX
Federated Hermes Strategic Income Fund | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STISX
Federated Hermes Strategic Income Fund | R6
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	STILX